  VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF

  Schedule of Investments

  April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 19.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 19.2%
iShares Bitcoin Trust ETF, Expiration: 5/15/2026; Exercise Price: $50.00	$424,536	98	$637
iShares Bitcoin Trust ETF, Expiration: 6/18/2026; Exercise Price: $5.00	424,536	98	376,320
Total Call Options			376,957

TOTAL PURCHASED OPTIONS (Cost $387,285)			376,957

U.S. TREASURY SECURITIES - 79.5%	Principal Amount	Value
United States Treasury Note/Bond
3.75%, 01/31/2031(e)	$1,580,000	1,562,132
TOTAL U.S. TREASURY SECURITIES (Cost $1,574,322)		1,562,132

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(f)	12,823	12,823

TOTAL SHORT-TERM INVESTMENTS (Cost $12,823)		12,823

TOTAL INVESTMENTS - 99.4% (Cost $1,974,430)		$1,951,912
Other Assets in Excess of Liabilities - 0.6%		12,546
TOTAL NET ASSETS - 100.0%		$1,964,458

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

  VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF

  Schedule of Written Options Contracts

  April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
iShares Bitcoin Trust ETF, Expiration: 5/15/2026; Exercise Price: $46.00	$(424,536)	(98)	$(4,214)

TOTAL WRITTEN OPTIONS (Premiums received $13,987)			$(4,214)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.